Quarterly Holdings Report
for
Fidelity® SAI Canada Equity Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CAE-NPRT3-0925
1.9912337.101
Common Stocks - 99.8%
	Shares	Value ($)
BRAZIL - 1.7%
Materials - 1.7%
Metals & Mining - 1.7%
Wheaton Precious Metals Corp	1,502,770	137,435,778
CANADA - 96.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.6%
BCE Inc	244,278	5,697,939
Quebecor Inc Class B	513,380	14,442,518
TELUS Corp	1,655,126	26,661,672
		46,802,129
Wireless Telecommunication Services - 0.5%
Rogers Communications Inc Class B	1,201,939	40,145,595
TOTAL COMMUNICATION SERVICES		86,947,724

Consumer Discretionary - 3.5%
Automobile Components - 0.5%
Magna International Inc	886,565	36,355,819
Broadline Retail - 1.9%
Canadian Tire Corp Ltd Class A	171,152	22,923,202
Dollarama Inc	917,652	125,422,153
		148,345,355
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	1,030,983	69,957,435
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear Inc	477,735	24,131,548
TOTAL CONSUMER DISCRETIONARY		278,790,157

Consumer Staples - 4.2%
Consumer Staples Distribution & Retail - 4.0%
Alimentation Couche-Tard Inc	2,512,310	130,547,286
Empire Co Ltd Class A	425,152	16,931,212
George Weston Ltd	193,216	36,714,666
Loblaw Cos Ltd	497,517	80,455,134
Metro Inc/CN	690,506	52,799,589
		317,447,887
Food Products - 0.2%
Saputo Inc	831,655	17,442,187
TOTAL CONSUMER STAPLES		334,890,074

Energy - 16.4%
Oil, Gas & Consumable Fuels - 16.4%
ARC Resources Ltd	1,940,878	37,890,264
Cameco Corp	1,441,936	108,259,672
Canadian Natural Resources Ltd	6,953,597	220,110,251
Cenovus Energy Inc	4,530,468	68,957,542
Enbridge Inc	7,218,247	326,894,487
Imperial Oil Ltd	590,160	49,206,975
Keyera Corp	759,052	23,829,938
Pembina Pipeline Corp	1,923,174	71,480,558
Suncor Energy Inc	4,097,923	161,627,809
TC Energy Corp	3,442,557	164,376,134
Tourmaline Oil Corp	1,177,766	50,124,755
Whitecap Resources Inc	4,086,918	30,852,455
		1,313,610,840
Financials - 37.3%
Banks - 23.5%
Bank of Montreal	2,398,386	264,729,471
Bank of Nova Scotia/The	4,125,725	229,541,094
Canadian Imperial Bank of Commerce	3,113,832	222,548,198
National Bank of Canada	1,296,111	134,821,361
Royal Bank of Canada	4,687,074	601,410,859
Toronto Dominion Bank	5,802,366	422,614,591
		1,875,665,574
Capital Markets - 5.4%
Brookfield Asset Management Ltd Class A	1,355,853	83,605,716
Brookfield Corp Class A	4,514,230	302,371,310
IGM Financial Inc	274,549	9,090,869
TMX Group Ltd	920,957	37,447,111
		432,515,006
Insurance - 8.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	65,457	115,776,124
Great-West Lifeco Inc	924,869	34,729,312
iA Financial Corp Inc	308,911	30,237,875
Intact Financial Corp	590,746	122,105,697
Manulife Financial Corp	5,707,862	176,599,339
Power Corp of Canada Subordinate Voting Shares	1,849,691	74,542,974
Sun Life Financial Inc	1,897,545	115,693,275
		669,684,596
TOTAL FINANCIALS		2,977,865,176

Industrials - 10.1%
Aerospace & Defense - 0.4%
CAE Inc (b)	1,006,327	28,695,136
Commercial Services & Supplies - 1.3%
Element Fleet Management Corp	1,335,072	34,725,747
RB Global Inc	613,205	66,396,612
		101,122,359
Construction & Engineering - 1.6%
Stantec Inc	377,838	41,301,489
WSP Global Inc	432,294	89,010,882
		130,312,371
Ground Transportation - 5.2%
Canadian National Railway Co	1,769,546	165,230,847
Canadian Pacific Kansas City Ltd	3,081,383	226,611,524
TFI International Inc	264,242	22,980,053
		414,822,424
Professional Services - 1.3%
Thomson Reuters Corp	521,818	104,725,137
Trading Companies & Distributors - 0.3%
Toromont Industries Ltd	269,101	27,284,930
TOTAL INDUSTRIALS		806,962,357

Information Technology - 11.5%
Electronic Equipment, Instruments & Components - 0.9%
Celestica Inc (b)	384,105	76,790,507
IT Services - 7.0%
CGI Inc Class A	666,392	64,244,113
Shopify Inc Class A (b)	4,033,902	493,087,458
		557,331,571
Software - 3.6%
Constellation Software Inc/Canada	66,685	230,061,325
Descartes Systems Group Inc/The (b)	283,563	29,958,709
Open Text Corp	860,069	25,312,943
		285,332,977
TOTAL INFORMATION TECHNOLOGY		919,455,055

Materials - 9.5%
Chemicals - 1.2%
Nutrien Ltd	1,618,306	96,016,842
Containers & Packaging - 0.3%
CCL Industries Inc Class B	488,560	27,308,727
Metals & Mining - 7.8%
Agnico Eagle Mines Ltd/CA	1,667,027	206,946,676
Alamos Gold Inc Class A	1,392,914	33,847,730
Barrick Mining Corp	5,696,892	120,261,324
Franco-Nevada Corp	637,923	101,618,335
Kinross Gold Corp	4,075,747	65,213,129
Lundin Gold Inc	358,823	16,607,476
Pan American Silver Corp	1,199,553	32,404,207
Teck Resources Ltd Class B	1,557,283	50,497,059
		627,395,936
Paper & Forest Products - 0.2%
West Fraser Timber Co Ltd	178,825	12,397,466
TOTAL MATERIALS		763,118,971

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
FirstService Corp Subordinate Voting Shares	135,475	26,703,906
Utilities - 2.8%
Electric Utilities - 2.1%
Emera Inc	986,231	46,307,873
Fortis Inc/Canada	1,661,492	81,299,912
Hydro One Ltd (c)(d)	1,092,069	38,619,646
		166,227,431
Gas Utilities - 0.4%
AltaGas Ltd	987,012	29,141,643
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp Class A	455,931	16,672,939
Multi-Utilities - 0.1%
Canadian Utilities Ltd Class A	441,312	12,287,685
TOTAL UTILITIES		224,329,698

TOTAL CANADA		7,732,673,958
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	2,294,492	23,431,771
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mines Ltd Class A (b)	2,464,192	19,224,823
UNITED STATES - 0.4%
Industrials - 0.4%
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	696,993	35,101,163
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd (b)	2,348,755	39,479,290
TOTAL COMMON STOCKS (Cost $7,288,947,126)		7,987,346,783

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $1,458,579)	4.25	1,462,000	1,458,511

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $1,453,843)	4.33	1,453,553	1,453,844

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $7,291,859,548)	7,990,259,138
NET OTHER ASSETS (LIABILITIES) - 0.2%	17,216,191
NET ASSETS - 100.0%	8,007,475,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
TME S&P/TSX 60 Index Contracts (Canada)	86	Sep 2025	20,125,837	463,146	463,146

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $38,619,646 or 0.5% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,619,646 or 0.5% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,179,180.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,668,808	579,834,338	593,049,302	480,027	-	-	1,453,844	1,453,553	0.0%
Fidelity Securities Lending Cash Central Fund	-	204,287,856	204,287,856	153,179	-	-	-	-	0.0%
Total	14,668,808	784,122,194	797,337,158	633,206	-	-	1,453,844

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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